ENTITY-WIDE DISCLOSURES (Property, plant and equipment, intangible assets, and goodwill by geographic area) (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 1,667,965	$ 1,452,782
United States
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	602,120	431,403
Canada
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	69,939	95,585
Honduras
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	346,256	323,617
Caribbean
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	486,876	448,278
Asia-Pacific
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	129,926	114,785
Other
Disclosure of geographical areas [line items]
Property plant and equipment, intangible assets, and goodwill	$ 32,848	$ 39,114